Annual Total Returns[BarChart] - PIMCO California Short Duration Municipal Income Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.75%	0.75%	0.56%	0.74%	0.81%	(0.11%)	1.69%	1.35%	2.82%	1.76%